Securities	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$4,245	$–	$(144)	$4,101	$3,841	$1	$(139)	$3,703
Provincial and municipal	3,343	1	(246)	3,098	3,328	3	(199)	3,132
U.S. federal, state, municipal and agencies (3)	35,427	233	(327)	35,333	34,678	353	(204)	34,827
Other OECD government	5,948	2	(2)	5,948	5,949	8	(1)	5,956
Mortgage-backed securities (3)	2,755	1	(16)	2,740	2,757	2	(12)	2,747
Asset-backed securities
CDO	7,157	1	(1)	7,157	7,074	1	(1)	7,074
Non-CDO securities	555	5	(1)	559	580	6	–	586
Corporate debt and other debt	22,128	47	(19)	22,156	19,731	57	(11)	19,777
Equities	245	305	(1)	549	242	292	(1)	533
	$81,803	$595	$(757)	$81,641	$78,180	$723	$(568)	$78,335

(1)	Excludes $71,929 million of held-to-collect securities as at January 31, 2022 that are carried at amortized cost, net of allowance for credit losses (October 31, 2021 – $67,149 million).
(2)	Gross unrealized gains and losses includes $(11) million of allowance for credit losses on debt securities at FVOCI as at January 31, 2022 (October 31, 2021 – $(9) million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,610 million, $nil, $16 million and $2,594 million, respectively as at January 31, 2022 (October 31, 2021 – $2,603 million, $1 million, $12 million and $2,592 million, respectively).
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by Stage. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2022				January 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$2	$1	$(12)	$(9)	$12	$–	$(4)	$8
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	–	–	–	–	2	–	–	2
Sales and maturities	–	–	–	–	(4)	–	–	(4)
Changes in risk, parameters and exposures	–	–	(2)	(2)	(2)	3	(2)	(1)
Exchange rate and other	–	–	–	–	(1)	–	1	–
Balance at end of period	$2	$1	$(14)	$(11)	$7	$3	$(5)	$5

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2022				January 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$18	$–	$23	$10	$19	$–	$29
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	6	–	–	6	3	–	–	3
Sales and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	(1)	(1)	–	(2)	(5)	1	–	(4)
Exchange rate and other	–	–	–	–	–	(2)	–	(2)
Balance at end of period	$9	$17	$–	$26	$8	$18	$–	$26
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2021 Annual
Report.

	As at
	January 31, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$80,373	$74	$–	$80,447	$77,147	$82	$–	$77,229
Non-investment grade	476	16	–	492	423	–	–	423
Impaired	–	–	153	153	–	–	150	150
	80,849	90	153	81,092	77,570	82	150	77,802
Items not subject to impairment (2)				549				533
				$81,641				$78,335
Securities at amortized cost
Investment grade	$70,799	$–	$–	$70,799	$66,033	$–	$–	$66,033
Non-investment grade	943	213	–	1,156	928	211	–	1,139
Impaired	–	–	–	–	–	–	–	–
	71,742	213	–	71,955	66,961	211	–	67,172
Allowance for credit losses	9	17	–	26	5	18	–	23
Amortized cos t	$71,733	$196	$–	$71,929	$66,956	$193	$–	$67,149

(1)	Reflects $153 million of purchased credit impaired securities (October 31, 2021 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.